Cash from operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Loss before taxation	$ (1,610,244)	$ (1,880,650)	$ (543,979)
Adjustments:
Depreciation of property, plant and equipment	315,967	385,203	421,574
Amortization of intangible assets	46,768	50,383	47,330
Amortization of prepaid site rent	9,938	9,534	9,631
Impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent	14,798	87,696	38,157
Impairment of assets held for sale	2,853
Impairment of goodwill	87,894		121,596
Net impairment of withholding tax receivables	1,081	47,992	52,334
Impairment of inventory	11,910		138
Net loss/(gain) on disposal of property, plant and equipment and right-of-use assets	20,163	(3,806)	3,382
(Net reversal of loss allowance)/net loss allowance on trade receivables	(25)	7,202	(4,446)
Insurance claim income	(73)	(321)	(2,092)
Gain on disposal of subsidiary	(83,838)
Finance income	(33,747)	(25,209)	(15,825)
Finance costs	2,123,138	2,436,511	872,049
Share-based payment expense	27,940	13,370	13,265
Operating income before working capital changes	934,523	1,127,905	1,013,114
Changes in working capital
(Increase)/decrease in inventory	(14,967)	11,249	(37,750)
Increase in trade and other receivables	(200,588)	(295,260)	(141,723)
Increase in trade and other payables	56,888	59,029	133,233
Net movement in working capital	(158,667)	(224,982)	(46,240)
Cash from operations	$ 775,856	$ 902,923	$ 966,874